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                                               ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-04933

                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:  6/30/05

Date of reporting period: 7/1/05 to 12/31/05

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 ARE ATTACHED BELOW.

--------------------------------------------------------------------------------
                                                            CCRF Prime Portfolio
                                                          CCRF Federal Portfolio
                                                              Semi-Annual Report
                                                               December 31, 2005

                                   [GRAPHIC]


                                                             [LOGO] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund
--------------------------------------------------------------------------------
table of contents
     1   MESSAGE FROM THE INVESTMENT MANAGER
     3   FINANCIAL HIGHLIGHTS
     4   STATEMENTS OF NET ASSETS
     6   STATEMENTS OF OPERATIONS
     7   STATEMENTS OF CHANGES IN NET ASSETS
     8   NOTES TO FINANCIAL STATEMENTS
     13  THE FUND'S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
     14  INFORMATION ABOUT FUND EXPENSES
     15  OTHER FUND INFORMATION

For further information on the Fund, call
1-800-338-3383 or visit us at www.ccrf.net

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year on Form N-Q.
The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. The Fund's
Form N-Q may be reviewed and copies at the SEC's public reference room in Washington, D.C.
Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling
1-800-338-3383 or visiting the SEC's website at http://www.sec.gov. In addition, you may obtain a free report on the Fund's proxy voting record during the 12 months ended June 30, 2005 either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER
--------------------------------------------------------------------------------

We are pleased to present the Semi-Annual Report for the Commonwealth Cash Reserve Fund, Inc. ("the Fund") for the six-month period ended December 31, 2005. This report includes financial information on CCRF Prime and CCRF Federal. For information on CCRF SNAP(R) Fund, please see the SNAP(R) Fund Semi-Annual Report dated December 31, 2005.

CCRF Prime and CCRF Federal shareholders enjoyed higher investment returns during the second half of 2005 as the Federal Reserve continued to raise interest rates. The Federal Open Market Committee (FOMC) convened four times and raised the Federal Funds Target rate by 0.25% at each of the meetings lifting the overnight rate to 4.25% by year-end. Over the last six months, the CCRF Prime 7-day yield jumped 1.35% to 4.20% and the CCRF Federal 7-day yield increased by 1.32% to 4.21% (see chart).


                                CCRF 7-Day Yields

                                  [LINE CHART]

                                       CCRF Prime        CCRF Federal
                     DATE              7-Day Yield       7-Day Yield
                     ----              -----------       -----------
                    1/1/2005               2.12%            2.21%
                    1/2/2005               2.13%            2.22%
                    1/3/2005               2.14%            2.23%
                    1/4/2005               2.14%            2.25%
                    1/5/2005               2.14%            2.26%
                    1/6/2005               2.15%            2.28%
                    1/7/2005               2.14%            2.20%
                    1/8/2005               2.15%            2.20%
                    1/9/2005               2.15%            2.20%
                   1/10/2005               2.15%            2.20%
                   1/11/2005               2.15%            2.20%
                   1/12/2005               2.14%            2.20%
                   1/13/2005               2.14%            2.20%
                   1/14/2005               2.13%            2.08%
                   1/15/2005               2.13%            1.96%
                   1/16/2005               2.13%            1.84%
                   1/17/2005               2.13%            1.72%
                   1/18/2005               2.13%            1.71%
                   1/19/2005               2.14%            1.69%
                   1/20/2005               2.14%            1.67%
                   1/21/2005               2.14%            1.78%
                   1/22/2005               2.14%            1.88%
                   1/23/2005               2.14%            1.99%
                   1/24/2005               2.14%            2.09%
                   1/25/2005               2.13%            2.10%
                   1/26/2005               2.14%            2.10%
                   1/27/2005               2.15%            2.10%
                   1/28/2005               2.15%            2.10%
                   1/29/2005               2.16%            2.10%
                   1/30/2005               2.17%            2.10%
                   1/31/2005               2.18%            2.10%
                    2/1/2005               2.19%            2.10%
                    2/2/2005               2.20%            2.11%
                    2/3/2005               2.20%            2.13%
                    2/4/2005               2.20%            2.15%
                    2/5/2005               2.21%            2.17%
                    2/6/2005               2.21%            2.19%
                    2/7/2005               2.22%            2.21%
                    2/8/2005               2.22%            2.22%
                    2/9/2005               2.22%            2.22%
                   2/10/2005               2.23%            2.22%
                   2/11/2005               2.23%            2.22%
                   2/12/2005               2.24%            2.22%
                   2/13/2005               2.24%            2.22%
                   2/14/2005               2.25%            2.22%
                   2/15/2005               2.25%            2.23%
                   2/16/2005               2.26%            2.25%
                   2/17/2005               2.27%            2.28%
                   2/18/2005               2.27%            2.30%
                   2/19/2005               2.28%            2.32%
                   2/20/2005               2.28%            2.34%
                   2/21/2005               2.28%            2.37%
                   2/22/2005               2.29%            2.38%
                   2/23/2005               2.29%            2.38%
                   2/24/2005               2.29%            2.37%
                   2/25/2005               2.30%            2.37%
                   2/26/2005               2.30%            2.37%
                   2/27/2005               2.31%            2.37%
                   2/28/2005               2.32%            2.37%
                    3/1/2005               2.31%            2.37%
                    3/2/2005               2.31%            2.37%
                    3/3/2005               2.30%            2.37%
                    3/4/2005               2.30%            2.37%
                    3/5/2005               2.29%            2.37%
                    3/6/2005               2.29%            2.37%
                    3/7/2005               2.28%            2.37%
                    3/8/2005               2.29%            2.37%
                    3/9/2005               2.30%            2.37%
                   3/10/2005               2.31%            2.38%
                   3/11/2005               2.31%            2.38%
                   3/12/2005               2.32%            2.37%
                   3/13/2005               2.33%            2.37%
                   3/14/2005               2.33%            2.37%
                   3/15/2005               2.33%            2.37%
                   3/16/2005               2.32%            2.37%
                   3/17/2005               2.32%            2.36%
                   3/18/2005               2.32%            2.37%
                   3/19/2005               2.33%            2.37%
                   3/20/2005               2.33%            2.38%
                   3/21/2005               2.33%            2.38%
                   3/22/2005               2.34%            2.39%
                   3/23/2005               2.35%            2.41%
                   3/24/2005               2.35%            2.43%
                   3/25/2005               2.35%            2.45%
                   3/26/2005               2.36%            2.46%
                   3/27/2005               2.36%            2.48%
                   3/28/2005               2.36%            2.50%
                   3/29/2005               2.36%            2.51%
                   3/30/2005               2.36%            2.51%
                   3/31/2005               2.37%            2.52%
                    4/1/2005               2.39%            2.53%
                    4/2/2005               2.40%            2.54%
                    4/3/2005               2.42%            2.55%
                    4/4/2005               2.44%            2.56%
                    4/5/2005               2.46%            2.56%
                    4/6/2005               2.48%            2.56%
                    4/7/2005               2.49%            2.56%
                    4/8/2005               2.50%            2.56%
                    4/9/2005               2.51%            2.56%
                   4/10/2005               2.52%            2.56%
                   4/11/2005               2.53%            2.56%
                   4/12/2005               2.55%            2.56%
                   4/13/2005               2.56%            2.56%
                   4/14/2005               2.56%            2.57%
                   4/15/2005               2.57%            2.57%
                   4/16/2005               2.58%            2.58%
                   4/17/2005               2.59%            2.58%
                   4/18/2005               2.59%            2.59%
                   4/19/2005               2.59%            2.61%
                   4/20/2005               2.59%            2.61%
                   4/21/2005               2.60%            2.62%
                   4/22/2005               2.60%            2.64%
                   4/23/2005               2.61%            2.65%
                   4/24/2005               2.61%            2.66%
                   4/25/2005               2.62%            2.68%
                   4/26/2005               2.62%            2.69%
                   4/27/2005               2.64%            2.70%
                   4/28/2005               2.64%            2.71%
                   4/29/2005               2.65%            2.72%
                   4/30/2005               2.66%            2.73%
                    5/1/2005               2.66%            2.74%
                    5/2/2005               2.67%            2.74%
                    5/3/2005               2.67%            2.74%
                    5/4/2005               2.68%            2.74%
                    5/5/2005               2.68%            2.74%
                    5/6/2005               2.69%            2.74%
                    5/7/2005               2.69%            2.74%
                    5/8/2005               2.70%            2.75%
                    5/9/2005               2.72%            2.75%
                   5/10/2005               2.73%            2.76%
                   5/11/2005               2.73%            2.76%
                   5/12/2005               2.74%            2.77%
                   5/13/2005               2.75%            2.73%
                   5/14/2005               2.75%            2.69%
                   5/15/2005               2.75%            2.66%
                   5/16/2005               2.74%            2.66%
                   5/17/2005               2.74%            2.65%
                   5/18/2005               2.75%            2.65%
                   5/19/2005               2.75%            2.64%
                   5/20/2005               2.75%            2.68%
                   5/21/2005               2.75%            2.72%
                   5/22/2005               2.75%            2.75%
                   5/23/2005               2.75%            2.75%
                   5/24/2005               2.75%            2.75%
                   5/25/2005               2.75%            2.75%
                   5/26/2005               2.75%            2.75%
                   5/27/2005               2.75%            2.75%
                   5/28/2005               2.75%            2.75%
                   5/29/2005               2.75%            2.76%
                   5/30/2005               2.75%            2.76%
                   5/31/2005               2.76%            2.77%
                    6/1/2005               2.76%            2.77%
                    6/2/2005               2.78%            2.77%
                    6/3/2005               2.78%            2.76%
                    6/4/2005               2.79%            2.76%
                    6/5/2005               2.79%            2.76%
                    6/6/2005               2.80%            2.76%
                    6/7/2005               2.79%            2.76%
                    6/8/2005               2.78%            2.76%
                    6/9/2005               2.77%            2.76%
                   6/10/2005               2.77%            2.76%
                   6/11/2005               2.77%            2.76%
                   6/12/2005               2.77%            2.76%
                   6/13/2005               2.76%            2.75%
                   6/14/2005               2.76%            2.75%
                   6/15/2005               2.77%            2.76%
                   6/16/2005               2.78%            2.76%
                   6/17/2005               2.78%            2.77%
                   6/18/2005               2.78%            2.77%
                   6/19/2005               2.79%            2.78%
                   6/20/2005               2.79%            2.78%
                   6/21/2005               2.79%            2.79%
                   6/22/2005               2.79%            2.79%
                   6/23/2005               2.80%            2.80%
                   6/24/2005               2.80%            2.81%
                   6/25/2005               2.81%            2.82%
                   6/26/2005               2.81%            2.83%
                   6/27/2005               2.82%            2.84%
                   6/28/2005               2.83%            2.85%
                   6/29/2005               2.84%            2.87%
                   6/30/2005               2.85%            2.89%
                    7/1/2005               2.88%            2.91%
                    7/2/2005               2.90%            2.93%
                    7/3/2005               2.92%            2.94%
                    7/4/2005               2.95%            2.96%
                    7/5/2005               2.96%            2.98%
                    7/6/2005               2.98%            2.99%
                    7/7/2005               2.99%            2.99%
                    7/8/2005               2.99%            2.99%
                    7/9/2005               2.98%            2.99%
                   7/10/2005               2.98%            2.99%
                   7/11/2005               2.98%            2.99%
                   7/12/2005               2.98%            3.00%
                   7/13/2005               2.99%            3.00%
                   7/14/2005               2.99%            3.01%
                   7/15/2005               2.98%            3.01%
                   7/16/2005               2.98%            3.01%
                   7/17/2005               2.97%            3.01%
                   7/18/2005               2.99%            3.01%
                   7/19/2005               3.00%            3.01%
                   7/20/2005               3.01%            3.00%
                   7/21/2005               3.02%            3.00%
                   7/22/2005               3.04%            3.00%
                   7/23/2005               3.06%            2.99%
                   7/24/2005               3.07%            2.99%
                   7/25/2005               3.08%            2.99%
                   7/26/2005               3.09%            2.99%
                   7/27/2005               2.86%            2.99%
                   7/28/2005               2.87%            2.99%
                   7/29/2005               2.87%            2.99%
                   7/30/2005               2.88%            2.99%
                   7/31/2005               2.88%            3.00%
                    8/1/2005               2.89%            3.00%
                    8/2/2005               2.89%            3.00%
                    8/3/2005               3.12%            2.99%
                    8/4/2005               3.12%            2.99%
                    8/5/2005               3.12%            3.00%
                    8/6/2005               3.13%            3.01%
                    8/7/2005               3.14%            3.02%
                    8/8/2005               3.16%            3.05%
                    8/9/2005               3.18%            3.08%
                   8/10/2005               3.21%            3.11%
                   8/11/2005               3.23%            3.14%
                   8/12/2005               3.25%            3.16%
                   8/13/2005               3.28%            3.18%
                   8/14/2005               3.30%            3.20%
                   8/15/2005               3.31%            3.22%
                   8/16/2005               3.32%            3.22%
                   8/17/2005               3.32%            3.22%
                   8/18/2005               3.32%            3.22%
                   8/19/2005               3.32%            3.22%
                   8/20/2005               3.32%            3.22%
                   8/21/2005               3.32%            3.22%
                   8/22/2005               3.31%            3.22%
                   8/23/2005               3.31%            3.23%
                   8/24/2005               3.31%            3.23%
                   8/25/2005               3.32%            3.24%
                   8/26/2005               3.33%            3.25%
                   8/27/2005               3.33%            3.26%
                   8/28/2005               3.33%            3.27%
                   8/29/2005               3.34%            3.28%
                   8/30/2005               3.34%            3.28%
                   8/31/2005               3.34%            3.29%
                    9/1/2005               3.35%            3.29%
                    9/2/2005               3.35%            3.30%
                    9/3/2005               3.36%            3.30%
                    9/4/2005               3.37%            3.30%
                    9/5/2005               3.37%            3.31%
                    9/6/2005               3.38%            3.31%
                    9/7/2005               3.38%            3.31%
                    9/8/2005               3.38%            3.34%
                    9/9/2005               3.39%            3.34%
                   9/10/2005               3.39%            3.34%
                   9/11/2005               3.39%            3.34%
                   9/12/2005               3.39%            3.33%
                   9/13/2005               3.40%            3.33%
                   9/14/2005               3.40%            3.33%
                   9/15/2005               3.41%            3.32%
                   9/16/2005               3.43%            3.33%
                   9/17/2005               3.44%            3.33%
                   9/18/2005               3.45%            3.34%
                   9/19/2005               3.46%            3.35%
                   9/20/2005               3.48%            3.35%
                   9/21/2005               3.50%            3.38%
                   9/22/2005               3.51%            3.41%
                   9/23/2005               3.52%            3.44%
                   9/24/2005               3.53%            3.47%
                   9/25/2005               3.54%            3.50%
                   9/26/2005               3.55%            3.53%
                   9/27/2005               3.57%            3.56%
                   9/28/2005               3.57%            3.58%
                   9/29/2005               3.57%            3.58%
                   9/30/2005               3.57%            3.59%
                   10/1/2005               3.57%            3.59%
                   10/2/2005               3.57%            3.59%
                   10/3/2005               3.57%            3.60%
                   10/4/2005               3.48%            3.60%
                   10/5/2005               3.49%            3.60%
                   10/6/2005               3.50%            3.59%
                   10/7/2005               3.50%            3.59%
                   10/8/2005               3.51%            3.59%
                   10/9/2005               3.52%            3.59%
                  10/10/2005               3.53%            3.60%
                  10/11/2005               3.63%            3.60%
                  10/12/2005               3.63%            3.60%
                  10/13/2005               3.63%            3.60%
                  10/14/2005               3.64%            3.49%
                  10/15/2005               3.64%            3.37%
                  10/16/2005               3.65%            3.25%
                  10/17/2005               3.65%            3.25%
                  10/18/2005               3.66%            3.25%
                  10/19/2005               3.66%            3.24%
                  10/20/2005               3.67%            3.27%
                  10/21/2005               3.67%            3.39%
                  10/22/2005               3.68%            3.51%
                  10/23/2005               3.68%            3.63%
                  10/24/2005               3.68%            3.63%
                  10/25/2005               3.68%            3.64%
                  10/26/2005               3.69%            3.65%
                  10/27/2005               3.70%            3.63%
                  10/28/2005               3.71%            3.63%
                  10/29/2005               3.72%            3.63%
                  10/30/2005               3.73%            3.64%
                  10/31/2005               3.78%            3.65%
                   11/1/2005               3.80%            3.67%
                   11/2/2005               3.82%            3.69%
                   11/3/2005               3.84%            3.72%
                   11/4/2005               3.86%            3.73%
                   11/5/2005               3.87%            3.75%
                   11/6/2005               3.88%            3.77%
                   11/7/2005               3.86%            3.79%
                   11/8/2005               3.87%            3.79%
                   11/9/2005               3.88%            3.81%
                  11/10/2005               3.89%            3.81%
                  11/11/2005               3.89%            3.81%
                  11/12/2005               3.90%            3.81%
                  11/13/2005               3.91%            3.81%
                  11/14/2005               3.92%            3.81%
                  11/15/2005               3.92%            3.81%
                  11/16/2005               3.92%            3.79%
                  11/17/2005               3.91%            3.79%
                  11/18/2005               3.92%            3.79%
                  11/19/2005               3.92%            3.79%
                  11/20/2005               3.93%            3.79%
                  11/21/2005               3.93%            3.80%
                  11/22/2005               3.94%            3.80%
                  11/23/2005               3.94%            3.81%
                  11/24/2005               3.96%            3.82%
                  11/25/2005               3.96%            3.83%
                  11/26/2005               3.96%            3.84%
                  11/27/2005               3.97%            3.85%
                  11/28/2005               3.97%            3.86%
                  11/29/2005               4.00%            3.86%
                  11/30/2005               4.00%            3.86%
                   12/1/2005               4.01%            3.86%
                   12/2/2005               4.01%            3.87%
                   12/3/2005               4.02%            3.87%
                   12/4/2005               4.02%            3.87%
                   12/5/2005               4.03%            3.88%
                   12/6/2005               4.00%            3.88%
                   12/7/2005               4.01%            3.88%
                   12/8/2005               4.02%            3.88%
                   12/9/2005               4.03%            3.89%
                  12/10/2005               4.05%            3.90%
                  12/11/2005               4.06%            3.91%
                  12/12/2005               4.08%            3.94%
                  12/13/2005               4.10%            3.96%
                  12/14/2005               4.12%            3.99%
                  12/15/2005               4.14%            4.02%
                  12/16/2005               4.15%            4.04%
                  12/17/2005               4.16%            4.06%
                  12/18/2005               4.18%            4.08%
                  12/19/2005               4.19%            4.09%
                  12/20/2005               4.19%            4.09%
                  12/21/2005               4.19%            4.09%
                  12/22/2005               4.22%            4.12%
                  12/23/2005               4.22%            4.13%
                  12/24/2005               4.23%            4.13%
                  12/25/2005               4.23%            4.14%
                  12/26/2005               4.23%            4.15%
                  12/27/2005               4.23%            4.15%
                  12/28/2005               4.23%            4.21%
                  12/29/2005               4.21%            4.21%
                  12/30/2005               4.21%            4.21%
                  12/31/2005               4.20%            4.21%


The rise in interest rates during the second half of 2005 was interrupted by the impact of one of the most devastating natural disasters to hit the United States. The double blow of Hurricanes Katrina and Rita initially caused widespread concern that supply disruptions and the devastation to the Gulf Coast would cause an economic slowdown and put downward pressure on interest rates. However, post-hurricane data shows that the economic impact to the U.S. economy, in total, will be short-lived. Although it will take many more months, if not years, for the effected region to recover, there are minimal near-term implications on the nation's economy.

At year-end, the U.S. economy was continuing to show solid economic growth. The economy created nearly 1.0 million jobs during the second half of the year with job growth for the entire year totaling over 2.0 million. This pushed the unemployment rate down to 4.9% by year-end. In addition, the ISM Manufacturing Index, a leading indicator, showed that the manufacturing sector was continuing to expand at a substantial pace.

With the economy approaching full employment and the manufacturing sector showing solid growth, there is concern of higher inflation. So far, the Core Consumer Price Index has shown only modest growth with a year-over-year rate of 2.2%. However, food and energy prices rose faster and with more volatility than other consumer sectors. As seen in the accompanying chart, by year-end overall CPI had risen 3.4% versus 2004.


                           Inflation (Year-over-Year)

                                  [LINE CHART]

                                        CPI        Core CPI
                                        ---        --------
                      December          3.4          2.2
                      January           3.5          2.1
                      February          4.3          2.1
                      March             4.7          2
                      April             3.6          2.1
                      May               3.2          2.1
                      June              2.5          2
                      July              2.8          2.2
                      August            3.5          2.2
                      September         3.1          2.3
                      November          3            2.4
                      December          3            2.3




                                  CCRF Semi-Annual Report | December 31, 2005  1

Investment Outlook and Strategy

The market widely expects at least two 0.25% increases in the Federal Funds Rate in 2006. However, market observers concur that additional tightening by the FOMC will be sensitive to the strength of the U.S. economy and will be carefully measured to balance growth targets and inflationary concerns. With most economic indicators pointing to a continued rise in short-term rates, PFM will seek to maintain a relatively short average maturity for CCRF Prime and CCRF Federal so that the portfolios can quickly take advantage of higher yields.

We are committed to managing the Fund's portfolios with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments.

Respectfully,

PFM Asset Management LLC


2  CCRF Semi-Annual Report | December 31, 2005

FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------
For a share outstanding throughout each period

CCRF Prime Portfolio

                        Six Months       Year     April 1, 2004
                           Ended        Ended        through                        Year Ended March 31,
                        December 31,   June 30,      June 30,      ---------------------------------------------------
                           2005          2005          2004            2004             2003       2002         2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period   $      1.000    $  1.000     $     1.000     $   1.000     $      1.000    $ 1.000    $   1.000
----------------------------------------------------------------------------------------------------------------------
Income From
 Operations
 Net Investment
  Income                      0.018       0.020           0.002         0.010            0.016      0.031        0.062
----------------------------------------------------------------------------------------------------------------------
Total From Operations         0.018       0.020           0.002         0.010            0.016      0.031        0.062
----------------------------------------------------------------------------------------------------------------------
Less: Distributions
----------------------------------------------------------------------------------------------------------------------
 Net Investment
  Income                     (0.018)     (0.020)         (0.002)       (0.010)          (0.016)    (0.031)      (0.062)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions        (0.018)     (0.020)         (0.002)       (0.010)          (0.016)    (0.031)      (0.062)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period         $      1.000    $  1.000     $     1.000     $   1.000     $      1.000    $ 1.000    $   1.000
======================================================================================================================
Total Return                   1.82%       2.05%           0.24%         1.03%            1.65%      3.12%        6.46%
======================================================================================================================
Ratios/Supplemental
 Data
Net Assets, End of
 Period (000)          $    136,515    $197,189     $   369,129     $ 332,147         $292,913   $249,044    $ 252,502
Ratio of Expenses to
 Average Net Assets (t)        0.15%       0.15%           0.15%         0.15%            0.15%      0.15%        0.15%
Ratio of Expenses to
 Average Net Assets
 Before Fee Waivers (t)        0.22%       0.22%           0.22%         0.21%            0.22%      0.23%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets (t)                    3.52%       1.96%           0.96%         1.02%            1.57%      3.07%        6.24%
Ratio of Net Investment
 Income to Average Net
 Assets Before Fee
 Waivers (t)                   3.45%       1.89%           0.89%         0.96%            1.50%      2.99%        6.15%
======================================================================================================================

CCRF Federal Portfolio

                                                    Six Months         Year        April 1, 2004    May 19, 2003*
                                                      Ended           Ended          through           through
                                                   December 31,      June 30,        June 30,         March 31,
                                                       2005            2005            2004              2004
----------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                $     1.000     $   1.000     $      1.000    $        1.000
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                   0.018         0.020            0.002             0.008
----------------------------------------------------------------------------------------------------------------
  Total From Operations                                   0.018         0.020            0.002             0.008
----------------------------------------------------------------------------------------------------------------
Less: Distributions
----------------------------------------------------------------------------------------------------------------
  Net Investment Income                                  (0.018)       (0.020)          (0.002)           (0.008)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.018)       (0.020)          (0.002)           (0.008)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     1.000     $   1.000     $      1.000    $        1.000
================================================================================================================
Total Return                                               1.78%         2.01%            0.22%             0.83%
================================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)                     $    64,057     $  66,229     $     59,908    $      106,749
Ratio of Expenses to Average Net Assets (t)                0.16%         0.15%            0.14%             0.13%
Ratio of Expenses to Average Net Assets
 Before Fee Waivers (t)                                    0.24%         0.27%            0.31%             0.25%
Ratio of Net Investment Income to Average
 Net Assets (t)                                            3.48%         2.01%            0.88%             0.95%
Ratio of Net Investment Income to Average
 Net Assets Before Fee Waivers (t)                         3.40%         1.89%            0.71%             0.83%
================================================================================================================

*     Date of Commencement of Operations
(t)   Annualized


The accompanying notes are an integral part of these financial statements.


                                  CCRF Semi-Annual Report | December 31, 2005  3

STATEMENTS OF NET ASSETS (unaudited)
--------------------------------------------------------------------------------
December 31, 2005

CCRF Prime Portfolio

                                      Face
                                     Amount         Value
                                      (000)         (000)
------------------------------------------------------------
BANKERS ACCEPTANCES (4.7%)
Bank of America
   4.28%        1/27/06          $   5,000        $    4,985
Rabobank (NY)
   4.20%         3/3/06              1,500             1,490
                                                  ----------
Total Bankers Acceptances                              6,475
                                                  ----------
CERTIFICATES OF DEPOSIT (21.2%)
CS First Boston
   4.75%        11/7/06              6,000             6,000
Dexia Credit Local (NY)
   4.36%         2/1/06              5,000             5,000
Royal Bank of Scotland
   4.28%        1/31/06              6,000             6,000
Svenska Handelsbanken (NY)
   4.27%         2/1/06              6,000             6,000
Wells Fargo Bank
   4.30%        1/25/06              6,000             6,000
                                                  ----------
Total Certificates of Deposit                         29,000
                                                  ----------
ASSET-BACKED COMMERCIAL PAPER (13.2%)
Amstel Funding Corp.
   4.30%        1/30/06              6,000             5,979
Sheffield Receivable Corp.
   4.31%        1/13/06              6,000             5,991
Yorktown Capital LLC
   4.31%        1/17/06              6,000             5,989
                                                  ----------
Total Asset-Backed Commercial Paper                   17,959
                                                  ----------
COMMERCIAL PAPER (22.0%)
CitiGroup
   4.29%        1/30/06              6,000             5,979
Goldman Sachs Group, Inc.
   3.95%(1)     7/14/06              6,000             6,000
Greyhawk Funding
   4.25%        1/18/06              6,000             5,988
Morgan Stanley.
   3.84%(1)     7/10/06              6,000             6,000
Ranger Funding Co.
   4.31%        1/18/06              6,000             5,988
                                                  ----------
Total Commercial Paper                                29,955
                                                  ----------
CORPORATE NOTES (2.9%)
ASIF Global Financing Corp.
   4.31%        1/17/06              4,000             3,997
                                                  ----------
Total Corporate Notes                                  3,997
                                                  ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (9.5%)
Fannie Mae Discount Notes
   4.25%         2/1/06             10,000             9,964
Fannie Mae Notes
   4.02%        7/12/06              3,000             2,988
                                                  ----------
Total U.S. Government & Agency Obligations            12,952
============================================================


The accompanying notes are an integral part of these financial statements.


4  CCRF Semi-Annual Report | December 31, 2005

STATEMENTS OF NET ASSETS continued
--------------------------------------------------------------------------------
                                                         Face
                                                        Amount          Value
                                                         (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (26.1%)
Bear Stearns
   4.25%         1/3/06                                $  20,000     $    20,000
   (Dated 12/30/05, repurchase price $20,009,444, collateralized by Fannie Mae securities, 4.5% to 6.5%, maturing 11/1/18 to
   6/1/35, market value $13,114,812; and Freddie Mac securities,
   4.5% to 6%, maturing 6/1/19 to 10/1/35, market value $7,577,864)
Morgan Stanley
   4.05%         1/3/06                                   15,600          15,600
   (Dated 12/30/05, repurchase price $15,607,020, collateralized by Freddie Mac securities, 4.5% to 6%, maturing 11/1/35, market value $15,918,493)
                                                                     -----------
Total Repurchase Agreements                                               35,600
                                                                     -----------
TOTAL INVESTMENTS (99.6%)                                                135,938
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.4%)                           577
                                                                     -----------
NET ASSETS (100.0%)
   Applicable to 136,514,500 outstanding shares of beneficial
   interest (2,000,000,000 shares authorized - no par value)         $   136,515
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $      1.00
================================================================================


CCRF Federal Portfolio
                                                         Face
                                                        Amount          Value
                                                         (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (79.1%)
Fannie Mae Discount Notes
   4.46%        8/18/06                                $     850     $       841
Federal Home Loan Bank Notes (Callable)
   4.22%        1/31/06                                   25,000          24,912
Freddie Mac Discount Notes
   4.21%         2/1/06                                   25,000          24,910
                                                                     -----------
Total U.S. Government & Agency Obligations                                50,663
                                                                     -----------
REPURCHASE AGREEMENTS (11.2%)
Morgan Stanley
   4.23%         1/3/06                                    7,200           7,200
   (Dated 12/30/05, repurchase price $7,203,384, collateralized by Federal Farm Credit Bank securities, 0% to 3%, maturing
   7/6/06 to 12/15/06, market value $7,403,020)
                                                                     -----------
Total Repurchase Agreements                                                7,200
                                                                     -----------
TOTAL INVESTMENTS (90.3%)                                                 57,863
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (9.7%) (2)                     6,194
                                                                     -----------
NET ASSETS (100.0%)
   Applicable to 64,057,417 outstanding shares of beneficial interest
   (2,000,000,000 shares authorized - no par value)                  $    64,057
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $      1.00
================================================================================

(1) Floating Rate or Variable Rate Obligation, rate shown is that which was in effect at December 31, 2005.
(2)   Includes a $6,184,062 receivable for securities sold but not yet settled.


The accompanying notes are an integral part of these financial statements.


                                  CCRF Semi-Annual Report | December 31, 2005  5

STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
December 31, 2005

CCRF Prime Portfolio
(000)

                                                           Six Months        Year
                                                             Ended           Ended
                                                    December 31, 2005    June 30, 2005
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
 Interest Income                                            $ 2,987         $ 6,648
--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
 Management Fees                                                138             515
 Banking Fees                                                    13              39
 Distribution Fees                                               --              50
 Legal Fees                                                       4              53
 Audit Fees                                                       8              12
 Directors Fees and Expenses                                      4               6
 Registration Fees                                                3               4
 Insurance, Rating Fees and Other                                 7              14
--------------------------------------------------------------------------------------
 Total Expenses                                                 177             693
 Less Expenses Waived by Investment Advisor                     (55)           (201)
      Expenses Waived by Distributor                             --             (16)
--------------------------------------------------------------------------------------
Net Expenses                                                    122             476
--------------------------------------------------------------------------------------
Net Investment Income                                         2,865           6,172
--------------------------------------------------------------------------------------
Net Realized (Loss)/Gain on Sale of Investments                 (12)             20
--------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations        $ 2,853         $ 6,192
======================================================================================

CCRF Federal Portfolio
(000)

                                                            Six Months      Year
                                                              Ended         Ended
                                                      December 31, 2005  June 30, 2005
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
 Interest Income                                             $ 1,404         $ 1,289
--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
 Management Fees                                                  66             102
 Banking Fees                                                      4              10
 Distribution Fees                                                --               9
 Legal Fees                                                        2               9
 Audit Fees                                                        8              12
 Directors Fees and Expenses                                       3               5
 Registration Fees                                                 3               2
 Insurance, Rating Fees and Other                                  5              11
--------------------------------------------------------------------------------------
 Total Expenses                                                   91             160
 Less Expenses Waived by Investment Advisor                      (30)            (65)
      Expenses Waived by Distributor                              --              (3)
--------------------------------------------------------------------------------------
 Net Expenses                                                     61              92
--------------------------------------------------------------------------------------
 Net Investment Income                                         1,343           1,197
--------------------------------------------------------------------------------------
 Net Realized Gain on Sale of Investments                          2               1
--------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations        $ 1,345         $ 1,198
======================================================================================


The accompanying notes are an integral part of these financial statements.


6  CCRF Semi-Annual Report | December 31, 2005

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
December 31, 2005
CCRF Prime Portfolio
(000)

                                                        Six Months            Year
                                                          Ended               Ended
                                                     December 31, 2005    June 30, 2005
---------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
---------------------------------------------------------------------------------------
 Operations
 Net Investment Income                                  $    2,865         $    6,172
 Net Realized (Loss)/Gain on Sale of Investments               (12)                20
---------------------------------------------------------------------------------------
 Net Increase in Net Assets                                  2,853              6,192
---------------------------------------------------------------------------------------
Distributions
 Net Investment Income, Net of Realized Loss                (2,853)            (6,172)
 Net Realized Gain on Sale of Investments                       --                (20)
---------------------------------------------------------------------------------------
 Total Distributions                                        (2,853)            (6,192)
---------------------------------------------------------------------------------------
 Capital Share Transactions (at $1.00 per share)
 Issued                                                    147,016            964,583
 Redeemed                                                 (210,543)        (1,142,715)
 Distributions Reinvested                                    2,853              6,192
---------------------------------------------------------------------------------------
 Net (Decrease) from Capital
    Share Transactions                                     (60,674)          (171,940)
---------------------------------------------------------------------------------------
 Total (Decrease) in Net Assets                            (60,674)          (171,940)
---------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                                       197,189            369,129
                                                        ----------         ----------
 End of Period                                          $  136,515         $  197,189
=======================================================================================

CCRF Federal Portfolio
(000)

                                                     Six Months           Year
                                                        Ended             Ended
                                                  December 31, 2005    June 30, 2005
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------
 Operations
 Net Investment Income                                 $  1,343         $  1,197
 Net Realized Gain on Sale of Investments                     2                1
------------------------------------------------------------------------------------
 Net Increase in Net Assets                               1,345            1,198
------------------------------------------------------------------------------------
Distributions
 Net Investment Income                                   (1,343)          (1,197)
 Net Realized Gain on Sale of Investments                    (2)              (1)
------------------------------------------------------------------------------------
 Total Distributions                                     (1,345)          (1,198)
------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
 Issued                                                  74,665           70,187
 Redeemed                                               (78,182)         (65,064)
 Distributions Reinvested                                 1,345            1,198
------------------------------------------------------------------------------------
 Net (Decrease) Increase from Capital
     Share Transactions                                  (2,172)           6,321
------------------------------------------------------------------------------------
 Total (Decrease) Increase in Net Assets                 (2,172)           6,321
------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                                     66,229           59,908
                                                       --------         --------
 End of Period                                         $ 64,057         $ 66,229
====================================================================================


The accompanying notes are an integral part of these financial statements.


                                  CCRF Semi-Annual Report | December 31, 2005  7

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

A.    ORGANIZATION

      Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio"), the CCRF Federal Portfolio ("Federal Portfolio") and the SNAP(R) Fund ("SNAP Fund"). The Prime Portfolio and the Federal Portfolio (each a "Portfolio" and collectively, the "Portfolios") are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia. The SNAP Fund invests in short-term, high-quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities and by financial institutions and other U.S. companies.

      This semi-annual report represents the semi-annual report of only the Prime Portfolio and the Federal Portfolio. The SNAP Fund's semi-annual report is presented separately and can be provided upon request by contacting the Fund.

B.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

      1. Securities held are stated at amortized cost, which approximates fair value at December 31, 2005. It is each Portfolio's policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

      2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

      3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder's account by the purchase of additional shares of the respective Portfolio on the last day of each month.

      4. Each Portfolio may invest cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


8  CCRF Semi-Annual Report | December 31, 2005

      5. Each Portfolio has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2005, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

C.    FEES AND CHARGES

      PFM Asset Management LLC ("PFM"), an investment adviser registered under the Investment Advisers Act of 1940, as amended, is under common ownership with Public Financial Management, Inc. Prior to July 31, 2002, Public Financial Management, Inc. served as investment adviser, administrator and transfer agent of the Prime Portfolio. On July 31, 2002, the Fund entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Prime Portfolio, pursuant to separate agreements with the Fund. On May 5, 2003, the Fund entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Federal Portfolio, pursuant to separate agreements with the Fund. On January 27, 2004, the Portfolios entered into new administration and transfer agency agreements with PFM. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million of such assets, .09% on the next $200 million of such assets and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of the average daily net assets each Portfolio's Institutional Class Shares and .15% of the average daily net assets of each Portfolios' Investor Class Shares. As of December 31, 2005, no shares of either Portfolio's Investor Classes had been issued. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

      There were no transfer agent fees charged to the Portfolios by PFM during the six months ended December 31, 2005. PFM voluntarily waived $55,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Prime Portfolio's average net assets for the six months ended December 31, 2005. Fees paid to PFM after such waivers represented .10% of the Prime Portfolio's average net assets for the six months ended December 31, 2005. PFM also voluntarily waived $30,000 of fees under the Federal Portfolio advisory and administration agreements. Fees paid to PFM after such waivers represented .09% of the Federal Portfolio's average net assets for the six months ended December 31, 2005.

      The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the 1940 Act, which permits the Portfolios to bear certain expenses in connection with the distribution of its shares, provided certain requirements are met. Commonwealth Financial Group, Inc. (the "Former Distributor") served as the Portfolios' distributor through June 30, 2005 pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Former Distributor. On July 1, 2005, PFM Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of PFM, began serving as the distributor of the Portfolios. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of the Portfolios, in an amount not to exceed .25% of each Portfolio's average daily net asset value in any year. Any payments made under the Plan are made only as determined from time to time by the Board of Directors (the "Board). For the six months ended December 31, 2005, the Portfolios did not make any payments pursuant to the Distribution Plan.


                                  CCRF Semi-Annual Report | December 31, 2005  9

      During the six months ended December 31, 2005, the Prime Portfolio and the Federal Portfolio incurred approximately $500 and $300, respectively, of legal expenses for services of a law firm of which the former Secretary of the Fund is a Partner.

      The Fund has entered into agreements with various service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

D.    GOVERNMENTAL ACCOUNTING STANDARDS

      Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Portfolios are not subject to GAS, the following risk disclosures of the Portfolios as of December 31, 2005 have been provided for the information of the Portfolios' shareholders.

      Credit Risk

      The Portfolios' investment policies are set forth in the Portfolios' Prospectus and Statement of Additional Information. The Portfolios may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Portfolios may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Federal Portfolio's investment policy further prohibits the Federal Portfolio from investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds.

      As of December 31, 2005, the Portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

                                  AAA         A-1+        A-1        AA-
        -----------------------------------------------------------------
          Prime Portfolio        28.4%       55.5%       13.2%       2.9%
          Federal Portfolio      52.0%       48.0%         --         --

      The above ratings of the include the ratings of collateral underlying repurchase agreements in effect for the Portfolios at December 31, 2005.


10  CCRF Semi-Annual Report | December 31, 2005

      Concentration of Credit Risk

      Neither Portfolio may purchase a security if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Portfolio may not buy the obligations of an issuer, other than those of the United States Government, its agencies and instrumentalities, if more than 5% of its total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation does not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies or instrumentalities.

      Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Portfolio will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. A Portfolio may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. A Portfolio may not purchase securities that cannot be freely sold for legal reasons. A Portfolio may not purchase securities of any other investment company if more than 10% of the Portfolio's total assets would then be invested in investment companies. A Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are: (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Portfolio's investment policies each establish certain additional restrictions on investments and limitations on portfolio composition.

      The Prime Portfolio's investment policy provides that no more than 35% of the its total assets may be invested in commercial paper, and no more than 5% of its total assets may be invested in commercial paper of any single issuer (at the time of purchase).

      The Portfolios' investment holdings at December 31, 2005 included the following issuers which individually represented greater than 5% of each Portfolio's total investment portfolio:

          Issuer                 Prime Portfolio        Federal Portfolio
        -----------------------------------------------------------------
        Fannie Mae                     9.5%                       43.0%
        Freddie Mac                     --                        43.1%
        Morgan Stanley                19.1%                       12.4%
        Bear Stearns                  11.5%                         --

      Interest Rate Risk

      The Portfolios' investment policies limit exposure to market value fluctuations due to changes in interest rates by requiring that: (1) each Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; (2) any investment securities purchased have remaining maturities of 397 days or less; and (3) for the Prime Portfolio, further limiting the remaining maturity of any commercial paper purchased by the Portfolio to 270 days or less.


                                 CCRF Semi-Annual Report | December 31, 2005  11

      The weighted average maturity of investments held by the Prime Portfolio at December 31, 2005 was 34.8 days. The fair value and weighted average maturity of the types of investments in which the Prime Portfolio was invested at December 31, 2005 are as follows:

     Type of Investments                     Fair Value        Weighted Average Maturity
----------------------------------------------------------------------------------------
U.S. Government Agency Bonds               $    2,988,221              32.0 Days
U.S. Government Agency Discount Notes      $    9,963,661             193.0 Days
Bankers Acceptances                        $    6,474,119              35.1 Days
Certificates of Deposit                    $   28,999,873              88.1 Days
Corporate Notes                            $    3,997,056              17.0 Days
Asset-Backed Commercial Paper              $   17,959,332              20.0 Days
Commercial Paper                           $   29,955,298              17.2 Days
Repurchase Agreements                      $   35,600,000               3.0 Days

      The weighted average maturity of investments held by the Federal Portfolio at December 31, 2005 was 30.9 days. The fair value and weighted average maturity of the types of investments in which the Federal Portfolio was invested at December 31, 2005 are as follows:

     Type of Investments                      Fair Value       Weighted Average Maturity
----------------------------------------------------------------------------------------
U.S. Government Agency Bonds               $  24,912,500              31.0 Days
U.S. Government Agency Discount Notes      $  25,750,642              38.5 Days
Repurchase Agreements                      $   7,200,000               3.0 Days


12  CCRF Semi-Annual Report | December 31, 2005

THE FUND'S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
--------------------------------------------------------------------------------
(unaudited)

Name, Position Held with Fund,
(Served Since), Birthyear, Other          Principal Occupation(s) During the Past Five Years (Number of Portfolios
Directorships Held                        in Fund Complex Overseen by Director/ Officer/Advisory Board Member)
------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Giles Dodd                                Director of Finance, City of Greenville, South Carolina,
Director (1996)                           1993-1996; Retired Director of Finance/Assistant City
Birthyear: 1926                           Manager, City of Virginia Beach; Past President Virginia
Other directorships: None                 Government Finance Officers Association; (3)
------------------------------------------------------------------------------------------------------------------
Robert J. Fagg, Jr.                       Retired Director of the Annual Giving Program, Virginia
Director (1986)                           Commonwealth University, 1981-1998; (3)
Birthyear: 1940
Other directorships: None
------------------------------------------------------------------------------------------------------------------
Robert R. Sedivy                          Vice President-Finance and Treasurer, Collegiate School,
Director (1996)                           Richmond, Virginia, 1988-present; Past President Virginia
Birthyear: 1946                           Association of Independent Schools Financial Officers
Other directorships: None                 Group; (3)
------------------------------------------------------------------------------------------------------------------

OFFICERS AND AFFLIATED DIRECTORS
Jeffrey A. Laine                          President, Commonwealth Financial Group, Inc., (the
Director, President &                     CCRF Prme and Federal Portfolios' Distributor) 1994-present;
Treasurer (1986)                          President, Laine Financial Group, Inc., (an investment advisory firm)
Birthyear: 1957                           1992-present; (3)
Other directorships: None
------------------------------------------------------------------------------------------------------------------
Martin P. Margolis                        President, PFM Asset Management LLC (the Fund's investment
Director & Vice President (1996)          adviser) 2001-present; Managing Director, Public Financial
Birthyear: 1944                           Management, Inc., (a financial advisory firm)
Other directorships: None                 1986-present; (3)
------------------------------------------------------------------------------------------------------------------
Jennifer L. Scheffel, Esq.                Senior Managing Consultant, PFM Asset Management LLC,
Secretary (2005)                          2004 to present; Assistant Vice President, Ambac Financial
Birthyear: 1972                           Group, Inc., 2004; Assistant Vice President, Chief Compliance
Other directorships: None                 Officer, Cadre Financial Services, Inc., 2002 to 2004;
                                          PlusFunds Group, Inc., 2001 to 2002; Cozen & O'Conner,
                                          2000 to 2001; (3)
------------------------------------------------------------------------------------------------------------------

ADVISORY BOARD MEMBERS
Larry W. Davenport                        Chief Financial Officer, Hampton Roads Transit District,
Advisory Board Member (1995)              2004 - present; Director of Finance, Southeastern Public Service
Birthyear: 1946                           Authority, Virginia, 1998-2004; (3)
Other directorships: None
------------------------------------------------------------------------------------------------------------------
Christopher Martino                       Director of Finance, Prince William County, Virginia,
Advisory Board Member (1996)              February 1996-present; (3)
Birthyear: 1956
Other directorships: None
------------------------------------------------------------------------------------------------------------------
Roger W. Mitchell, Jr.                    Director of Finance/Treasurer, Town of Culpeper, Virginia,
Advisory Board Member (1994)              1991-2004; (3)
Birthyear: 1960
Other directorships: None
------------------------------------------------------------------------------------------------------------------
Clarence A. Robinson                      Director of Fiscal Affairs, City of Fredericksburg,
Advisory Board Member (1998)              1986-present; (3)
Birthyear: 1948
Other directorships: None
===================================================================================================================


                                 CCRF Semi-Annual Report | December 31, 2005  13

INFORMATION ABOUT FUND EXPENSES (unaudited)
--------------------------------------------------------------------------------

As a shareholder of a Portfolio, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Portfolio expenses. The Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Portfolios do incur operating expenses. So when invested in the Portfolios, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Portfolios.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2005. This example illustrates your Portfolio's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Portfolio using that Portfolio's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Portfolio to estimate the expenses you paid on your account with that particular Portfolio during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not based on the Portfolios' actual rates of return, but is useful in making comparisons of the costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Portfolios for the Six Months Ended December 31, 2005

                                      Beginning          Ending         Expenses Paid
Based on Actual Fund Expenses       Account Value     Account Value      Per $1,000
and Returns                         July 1, 2005    December 31, 2005   During Period*
--------------------------------------------------------------------------------------
Prime Portfolio                    $  1,000.00        $  1,012.40       $  0.75
Federal Portfolio                  $  1,000.00        $  1,012.40       $  0.82
Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Portfolio                    $  1,000.00        $  1,024.04       $  0.76
Federal Portfolio                  $  1,000.00        $  1,023.98       $  0.82

* Expenses are equal to the Portfolios' annualized expense ratios of 0.15% and 0.16% for the Prime Portfolio and Federal Portfolio, respectively, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transaction costs. The "Expenses Paid per $1,000" column of the table is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Portfolios do not charge their shareholders transaction-based fees, however other funds used to compare to may charge transaction fees. If transaction fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.


14  CCRF Semi-Annual Report | December 31, 2005

OTHER FUND INFORMATION (unaudited)
--------------------------------------------------------------------------------

Board Consideration of Portfolios' Investment Advisory Agreement

The Investment Advisory Agreement (each, an "Investment Advisory Agreement," and collectively, the "Investment Advisory Agreements") between each Portfolio and PFM had an initial term of two years. Each Investment Advisory Agreement provides that it may be continued in effect from year to year after its initial term, subject to approval by: (i) the Board; or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Portfolio; provided that, in either event, the continuance must also be approved by the Directors who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Directors"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of each Investment Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Directors, at a meeting held in person on July 20, 2005. The Independent Directors were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of PFM.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by PFM; and information relating to the costs and profitability of PFM ("Profitability Analysis") from its relationship with the Fund.

Although the Board considered the Investment Advisory Agreement for both Portfolios at the same Board meeting, information was provided and considered by the Board for each Portfolio individually. In approving the continuance of each Investment Advisory Agreement, the Board, including a majority of Independent Directors, determined that the existing advisory fee structure for each Portfolio was fair and reasonable in light of the services provided and that the continuance of the Investment Advisory Agreements was in the best interests of each Portfolio and its shareholders. No single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of the Investment Advisory Agreements. The primary factors relevant to the Board's deliberations and determination, to approve the continuation of the Investment Advisory Agreement were:

Nature, Extent and Quality of Services In considering the nature, extent and quality of services provided by PFM to the Portfolios and their shareholders, the Board considered PFM's research and portfolio management capabilities, administrative and compliance infrastructure, and ability to monitor the administrative, transfer agency and other functions performed for the Portfolios. The Board noted its overall satisfaction with the nature, extent and quality of services provided by PFM and concluded that the Portfolios were receiving all services required from PFM under the Investment Advisory Agreements and that such services were of high quality.

Investment Performance The Board considered the investment performance of the Portfolios. It reviewed the performance of the Portfolios relative to that of comparable funds, including other accounts and funds managed by PFM. The Board concluded that the performance of the Portfolios compared favorably with the performance of similar funds.

Comparative Fees and Expenses The Board also evaluated the fees paid for advisory services. The Board reviewed information concerning the fees and expenses of each Portfolio compared with those of similar accounts, funds and portfolios, including the SNAP Fund. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was also noted that the effective total expense ratios for the Portfolios are well within the range of the fees and expense ratios of similar funds. The Independent Directors concluded that the fees payable to PFM are reasonable in light of comparative performance and expense and advisory fee information and cost of services provided.


                                 CCRF Semi-Annual Report | December 31, 2005  15

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund's assets increase significantly. The Independent Directors concluded that, although the net assets of the Portfolios have grown since their inception, the Portfolios have not reached an appropriate size to support further fee reductions based on economies of scale realized by PFM.

Profitability to Adviser The Board reviewed the Profitability Analysis. In doing so, the Board concluded that PFM had not received any significant indirect benefits from its relationship with the Fund or the Portfolios and determined that the current profitability of PFM was not disproportionately large as to bear no reasonable relationship to the services rendered. The Board also determined that, given the overall performance of the Portfolios and superior service levels, the current profitability of PFM resulting from its relationship with the Fund was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. The Directors reviewed the financial information and other information provided regarding PFM concerning brokerage and portfolio transactions and compliance. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Portfolios and the responsiveness of PFM's personnel in general.


16  CCRF Semi-Annual Report | December 31, 2005

--------------------------------------------------------------------------------

                                        Investment Adviser
                                        PFM Asset Management LLC
                                        One Keystone Plaza
                                        Suite 300
                                        North Front & Market Streets
                                        Harrisburg, Pennsylvania 17101-2044

                                        Distributor
                                        PFM Fund Distributors, Inc.
                                        One Keystone Plaza
                                        Suite 300
                                        North Front & Market Streets
                                        Harrisburg, Pennsylvania 17101-2044

                                        Custodian
                                        Wachovia Bank, N.A.
                                        123 South Broad Street
                                        Philadelphia, PA 19109

                                        Transfer Agent
                                        PFM Asset Management LLC
                                        One Keystone Plaza
                                        Suite 300
                                        North Front & Market Streets
                                        Harrisburg, Pennsylvania 17101-2044

                                        Independent Registered Public
                                        Accounting Firm
                                        Ernst & Young LLP
                                        Two Commerce Square, Suite 4000
                                        2001 Market Street
                                        Philadelphia, Pennsylvania 19103

                                        Counsel
[LOGO] Commonwealth                     Schulte Roth & Zabel LLP
-------------------                     919 Third Avenue
Cash Reserve Fund                       New York, NY 10022


Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia 22203
1-800-338-3383

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    SNAP(R) Fund
                                                              Semi-Annual Report
                                                               December 31, 2005

                                   [GRAPHIC]


                                                             [LOGO] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund
--------------------------------------------------------------------------------
table of contents

        1    FUND AT A GLANCE
        2    MESSAGE FROM THE PROGRAM MANAGER
        4    FINANCIAL HIGHLIGHTS
        5    STATEMENT OF NET ASSETS
        8    STATEMENTS OF OPERATIONS
        8    STATEMENTS OF CHANGES IN NET ASSETS
        9    NOTES TO FINANCIAL STATEMENTS
        13   CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
        14   VIRGINIA TREASURY BOARD AND SNAP PROGRAM ADVISORY BOARD
        15   INFORMATION ABOUT THE FUND'S EXPENSES



For further information on the snap fund, CALL 1-800-570-SNAP (1-800-570-7627) or visit us online at www.vasnap.com



The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The
Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. The Fund's Forms
N-Q may be reviewed and copies at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800)
SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP Fund's proxy voting guidelines either by calling
1-800-570-7627 or visiting the SEC's website at http://www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2005 either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov.

FUND AT A GLANCE (unaudited)
--------------------------------------------------------------------------------

PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
As of December 31, 2005

                                                               iMoneyNet's First
                                                                     Tier
                                                                 Institutional
                                                 SNAP Fund          Average
================================================================================
6-month return                                     1.86%             1.72%
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                             3.19%             2.93%
--------------------------------------------------------------------------------
5 year                                             2.34%             2.03%
--------------------------------------------------------------------------------
Since portfolio inception                          3.45%             3.80%
--------------------------------------------------------------------------------
7-day annualized yield                             4.27%             3.96%
--------------------------------------------------------------------------------
Monthly distribution yield                         4.21%             3.92%
================================================================================
Portfolio inception date 7/24/1995


                  SNAP Fund 7-DAY Yield vs Federal Funds Rate

                                  [LINE CHART]


                                                          SNAP Fund
                                     Fed Funds Rate      7-Day Yield
                                     --------------      -----------

                     1/1/05               2.25%            2.12%
                     1/2/05               2.25%            2.12%
                     1/3/05               2.25%            2.14%
                     1/4/05               2.25%            2.15%
                     1/5/05               2.25%            2.16%
                     1/6/05               2.25%            2.17%
                     1/7/05               2.25%            2.18%
                     1/8/05               2.25%            2.19%
                     1/9/05               2.25%            2.20%
                    1/10/05               2.25%            2.20%
                    1/11/05               2.25%            2.20%
                    1/12/05               2.25%            2.20%
                    1/13/05               2.25%            2.20%
                    1/14/05               2.25%            2.20%
                    1/15/05               2.25%            2.21%
                    1/16/05               2.25%            2.21%
                    1/17/05               2.25%            2.21%
                    1/18/05               2.25%            2.22%
                    1/19/05               2.25%            2.22%
                    1/20/05               2.25%            2.22%
                    1/21/05               2.25%            2.23%
                    1/22/05               2.25%            2.23%
                    1/23/05               2.25%            2.23%
                    1/24/05               2.25%            2.24%
                    1/25/05               2.25%            2.25%
                    1/26/05               2.25%            2.26%
                    1/27/05               2.25%            2.26%
                    1/28/05               2.25%            2.27%
                    1/29/05               2.25%            2.28%
                    1/30/05               2.25%            2.29%
                    1/31/05               2.25%            2.29%
                     2/1/05               2.25%            2.30%
                     2/2/05               2.50%            2.31%
                     2/3/05               2.50%            2.31%
                     2/4/05               2.50%            2.32%
                     2/5/05               2.50%            2.32%
                     2/6/05               2.50%            2.33%
                     2/7/05               2.50%            2.33%
                     2/8/05               2.50%            2.33%
                     2/9/05               2.50%            2.34%
                    2/10/05               2.50%            2.34%
                    2/11/05               2.50%            2.34%
                    2/12/05               2.50%            2.34%
                    2/13/05               2.50%            2.35%
                    2/14/05               2.50%            2.35%
                    2/15/05               2.50%            2.35%
                    2/16/05               2.50%            2.36%
                    2/17/05               2.50%            2.36%
                    2/18/05               2.50%            2.37%
                    2/19/05               2.50%            2.37%
                    2/20/05               2.50%            2.38%
                    2/21/05               2.50%            2.38%
                    2/22/05               2.50%            2.38%
                    2/23/05               2.50%            2.39%
                    2/24/05               2.50%            2.39%
                    2/25/05               2.50%            2.39%
                    2/26/05               2.50%            2.40%
                    2/27/05               2.50%            2.40%
                    2/28/05               2.50%            2.41%
                     3/1/05               2.50%            2.41%
                     3/2/05               2.50%            2.42%
                     3/3/05               2.50%            2.43%
                     3/4/05               2.50%            2.43%
                     3/5/05               2.50%            2.44%
                     3/6/05               2.50%            2.44%
                     3/7/05               2.50%            2.45%
                     3/8/05               2.50%            2.45%
                     3/9/05               2.50%            2.45%
                    3/10/05               2.50%            2.46%
                    3/11/05               2.50%            2.47%
                    3/12/05               2.50%            2.48%
                    3/13/05               2.50%            2.48%
                    3/14/05               2.50%            2.49%
                    3/15/05               2.50%            2.49%
                    3/16/05               2.50%            2.50%
                    3/17/05               2.50%            2.51%
                    3/18/05               2.50%            2.51%
                    3/19/05               2.50%            2.51%
                    3/20/05               2.50%            2.52%
                    3/21/05               2.50%            2.52%
                    3/22/05               2.75%            2.53%
                    3/23/05               2.75%            2.54%
                    3/24/05               2.75%            2.54%
                    3/25/05               2.75%            2.55%
                    3/26/05               2.75%            2.55%
                    3/27/05               2.75%            2.56%
                    3/28/05               2.75%            2.56%
                    3/29/05               2.75%            2.56%
                    3/30/05               2.75%            2.56%
                    3/31/05               2.75%            2.56%
                     4/1/05               2.75%            2.57%
                     4/2/05               2.75%            2.59%
                     4/3/05               2.75%            2.60%
                     4/4/05               2.75%            2.62%
                     4/5/05               2.75%            2.64%
                     4/6/05               2.75%            2.65%
                     4/7/05               2.75%            2.67%
                     4/8/05               2.75%            2.67%
                     4/9/05               2.75%            2.68%
                    4/10/05               2.75%            2.68%
                    4/11/05               2.75%            2.68%
                    4/12/05               2.75%            2.69%
                    4/13/05               2.75%            2.69%
                    4/14/05               2.75%            2.70%
                    4/15/05               2.75%            2.71%
                    4/16/05               2.75%            2.72%
                    4/17/05               2.75%            2.73%
                    4/18/05               2.75%            2.73%
                    4/19/05               2.75%            2.73%
                    4/20/05               2.75%            2.74%
                    4/21/05               2.75%            2.74%
                    4/22/05               2.75%            2.74%
                    4/23/05               2.75%            2.75%
                    4/24/05               2.75%            2.75%
                    4/25/05               2.75%            2.76%
                    4/26/05               2.75%            2.76%
                    4/27/05               2.75%            2.76%
                    4/28/05               2.75%            2.76%
                    4/29/05               2.75%            2.76%
                    4/30/05               2.75%            2.77%
                     5/1/05               2.75%            2.77%
                     5/2/05               2.75%            2.77%
                     5/3/05               3.00%            2.78%
                     5/4/05               3.00%            2.79%
                     5/5/05               3.00%            2.80%
                     5/6/05               3.00%            2.81%
                     5/7/05               3.00%            2.83%
                     5/8/05               3.00%            2.84%
                     5/9/05               3.00%            2.85%
                    5/10/05               3.00%            2.86%
                    5/11/05               3.00%            2.87%
                    5/12/05               3.00%            2.88%
                    5/13/05               3.00%            2.88%
                    5/14/05               3.00%            2.88%
                    5/15/05               3.00%            2.89%
                    5/16/05               3.00%            2.89%
                    5/17/05               3.00%            2.89%
                    5/18/05               3.00%            2.89%
                    5/19/05               3.00%            2.89%
                    5/20/05               3.00%            2.89%
                    5/21/05               3.00%            2.89%
                    5/22/05               3.00%            2.89%
                    5/23/05               3.00%            2.89%
                    5/24/05               3.00%            2.89%
                    5/25/05               3.00%            2.89%
                    5/26/05               3.00%            2.89%
                    5/27/05               3.00%            2.89%
                    5/28/05               3.00%            2.89%
                    5/29/05               3.00%            2.89%
                    5/30/05               3.00%            2.89%
                    5/31/05               3.00%            2.89%
                     6/1/05               3.00%            2.89%
                     6/2/05               3.00%            2.89%
                     6/3/05               3.00%            2.90%
                     6/4/05               3.00%            2.90%
                     6/5/05               3.00%            2.90%
                     6/6/05               3.00%            2.90%
                     6/7/05               3.00%            2.91%
                     6/8/05               3.00%            2.91%
                     6/9/05               3.00%            2.91%
                    6/10/05               3.00%            2.92%
                    6/11/05               3.00%            2.92%
                    6/12/05               3.00%            2.92%
                    6/13/05               3.00%            2.93%
                    6/14/05               3.00%            2.93%
                    6/15/05               3.00%            2.93%
                    6/16/05               3.00%            2.93%
                    6/17/05               3.00%            2.93%
                    6/18/05               3.00%            2.93%
                    6/19/05               3.00%            2.93%
                    6/20/05               3.00%            2.94%
                    6/21/05               3.00%            2.94%
                    6/22/05               3.00%            2.94%
                    6/23/05               3.00%            2.95%
                    6/24/05               3.00%            2.95%
                    6/25/05               3.00%            2.96%
                    6/26/05               3.00%            2.97%
                    6/27/05               3.00%            2.98%
                    6/28/05               3.00%            2.99%
                    6/29/05               3.25%            3.00%
                    6/30/05               3.25%            3.01%
                     7/1/05               3.25%            3.03%
                     7/2/05               3.25%            3.05%
                     7/3/05               3.25%            3.07%
                     7/4/05               3.25%            3.09%
                     7/5/05               3.25%            3.11%
                     7/6/05               3.25%            3.12%
                     7/7/05               3.25%            3.13%
                     7/8/05               3.25%            3.13%
                     7/9/05               3.25%            3.13%
                    7/10/05               3.25%            3.13%
                    7/11/05               3.25%            3.13%
                    7/12/05               3.25%            3.13%
                    7/13/05               3.25%            3.13%
                    7/14/05               3.25%            3.13%
                    7/15/05               3.25%            3.13%
                    7/16/05               3.25%            3.14%
                    7/17/05               3.25%            3.14%
                    7/18/05               3.25%            3.14%
                    7/19/05               3.25%            3.14%
                    7/20/05               3.25%            3.14%
                    7/21/05               3.25%            3.14%
                    7/22/05               3.25%            3.14%
                    7/23/05               3.25%            3.14%
                    7/24/05               3.25%            3.14%
                    7/25/05               3.25%            3.14%
                    7/26/05               3.25%            3.15%
                    7/27/05               3.25%            3.15%
                    7/28/05               3.25%            3.16%
                    7/29/05               3.25%            3.17%
                    7/30/05               3.25%            3.17%
                    7/31/05               3.25%            3.18%
                     8/1/05               3.25%            3.18%
                     8/2/05               3.25%            3.19%
                     8/3/05               3.25%            3.19%
                     8/4/05               3.25%            3.19%
                     8/5/05               3.25%            3.20%
                     8/6/05               3.25%            3.21%
                     8/7/05               3.25%            3.22%
                     8/8/05               3.25%            3.24%
                     8/9/05               3.50%            3.26%
                    8/10/05               3.50%            3.29%
                    8/11/05               3.50%            3.32%
                    8/12/05               3.50%            3.34%
                    8/13/05               3.50%            3.35%
                    8/14/05               3.50%            3.37%
                    8/15/05               3.50%            3.39%
                    8/16/05               3.50%            3.39%
                    8/17/05               3.50%            3.40%
                    8/18/05               3.50%            3.40%
                    8/19/05               3.50%            3.40%
                    8/20/05               3.50%            3.41%
                    8/21/05               3.50%            3.41%
                    8/22/05               3.50%            3.41%
                    8/23/05               3.50%            3.41%
                    8/24/05               3.50%            3.41%
                    8/25/05               3.50%            3.41%
                    8/26/05               3.50%            3.41%
                    8/27/05               3.50%            3.41%
                    8/28/05               3.50%            3.41%
                    8/29/05               3.50%            3.41%
                    8/30/05               3.50%            3.42%
                    8/31/05               3.50%            3.42%
                     9/1/05               3.50%            3.42%
                     9/2/05               3.50%            3.42%
                     9/3/05               3.50%            3.42%
                     9/4/05               3.50%            3.42%
                     9/5/05               3.50%            3.42%
                     9/6/05               3.50%            3.42%
                     9/7/05               3.50%            3.42%
                     9/8/05               3.50%            3.43%
                     9/9/05               3.50%            3.43%
                    9/10/05               3.50%            3.44%
                    9/11/05               3.50%            3.45%
                    9/12/05               3.50%            3.45%
                    9/13/05               3.50%            3.47%
                    9/14/05               3.50%            3.47%
                    9/15/05               3.50%            3.49%
                    9/16/05               3.50%            3.50%
                    9/17/05               3.50%            3.51%
                    9/18/05               3.50%            3.53%
                    9/19/05               3.50%            3.54%
                    9/20/05               3.50%            3.56%
                    9/21/05               3.75%            3.58%
                    9/22/05               3.75%            3.59%
                    9/23/05               3.75%            3.61%
                    9/24/05               3.75%            3.62%
                    9/25/05               3.75%            3.63%
                    9/26/05               3.75%            3.64%
                    9/27/05               3.75%            3.65%
                    9/28/05               3.75%            3.66%
                    9/29/05               3.75%            3.66%
                    9/30/05               3.75%            3.66%
                    10/1/05               3.75%            3.66%
                    10/2/05               3.75%            3.67%
                    10/3/05               3.75%            3.67%
                    10/4/05               3.75%            3.68%
                    10/5/05               3.75%            3.69%
                    10/6/05               3.75%            3.69%
                    10/7/05               3.75%            3.70%
                    10/8/05               3.75%            3.71%
                    10/9/05               3.75%            3.71%
                   10/10/05               3.75%            3.72%
                   10/11/05               3.75%            3.72%
                   10/12/05               3.75%            3.72%
                   10/13/05               3.75%            3.73%
                   10/14/05               3.75%            3.73%
                   10/15/05               3.75%            3.73%
                   10/16/05               3.75%            3.74%
                   10/17/05               3.75%            3.74%
                   10/18/05               3.75%            3.74%
                   10/19/05               3.75%            3.74%
                   10/20/05               3.75%            3.74%
                   10/21/05               3.75%            3.75%
                   10/22/05               3.75%            3.75%
                   10/23/05               3.75%            3.75%
                   10/24/05               3.75%            3.75%
                   10/25/05               3.75%            3.76%
                   10/26/05               3.75%            3.76%
                   10/27/05               3.75%            3.77%
                   10/28/05               3.75%            3.78%
                   10/29/05               3.75%            3.79%
                   10/30/05               3.75%            3.80%
                   10/31/05               3.75%            3.82%
                    11/1/05               4.00%            3.84%
                    11/2/05               4.00%            3.86%
                    11/3/05               4.00%            3.88%
                    11/4/05               4.00%            3.90%
                    11/5/05               4.00%            3.91%
                    11/6/05               4.00%            3.93%
                    11/7/05               4.00%            3.95%
                    11/8/05               4.00%            3.96%
                    11/9/05               4.00%            3.97%
                   11/10/05               4.00%            3.98%
                   11/11/05               4.00%            3.98%
                   11/12/05               4.00%            3.99%
                   11/13/05               4.00%            4.00%
                   11/14/05               4.00%            4.00%
                   11/15/05               4.00%            4.01%
                   11/16/05               4.00%            4.01%
                   11/17/05               4.00%            4.01%
                   11/18/05               4.00%            4.01%
                   11/19/05               4.00%            4.01%
                   11/20/05               4.00%            4.01%
                   11/21/05               4.00%            4.02%
                   11/22/05               4.00%            4.02%
                   11/23/05               4.00%            4.02%
                   11/24/05               4.00%            4.02%
                   11/25/05               4.00%            4.03%
                   11/26/05               4.00%            4.03%
                   11/27/05               4.00%            4.03%
                   11/28/05               4.00%            4.04%
                   11/29/05               4.00%            4.04%
                   11/30/05               4.00%            4.04%
                    12/1/05               4.00%            4.04%
                    12/2/05               4.00%            4.05%
                    12/3/05               4.00%            4.06%
                    12/4/05               4.00%            4.06%
                    12/5/05               4.00%            4.07%
                    12/6/05               4.00%            4.08%
                    12/7/05               4.00%            4.09%
                    12/8/05               4.00%            4.10%
                    12/9/05               4.00%            4.11%
                   12/10/05               4.00%            4.12%
                   12/11/05               4.00%            4.13%
                   12/12/05               4.00%            4.15%
                   12/13/05               4.25%            4.17%
                   12/14/05               4.25%            4.19%
                   12/15/05               4.25%            4.20%
                   12/16/05               4.25%            4.22%
                   12/17/05               4.25%            4.23%
                   12/18/05               4.25%            4.24%
                   12/19/05               4.25%            4.25%
                   12/20/05               4.25%            4.25%
                   12/21/05               4.25%            4.25%
                   12/22/05               4.25%            4.26%
                   12/23/05               4.25%            4.26%
                   12/24/05               4.25%            4.26%
                   12/25/05               4.25%            4.27%
                   12/26/05               4.25%            4.27%
                   12/27/05               4.25%            4.27%
                   12/28/05               4.25%            4.27%
                   12/29/05               4.25%            4.27%
                   12/30/05               4.25%            4.27%
                   12/31/05               4.25%            4.27%


The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and yields may vary. For the most recent SNAP Fund performance, call 1 800 570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund's service providers that subsidize and reduce the total operating expenses of the fund. The SNAP Fund's yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Advisor of the SNAP Fund, a series of the Evergreen Select Money Market Trust ("Evergreen SNAP Fund"), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical yields for the period prior to September 17, 2004 reflect the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Commission or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of December 31, 2005 and is subject to change. iMoneyNet First Tier Institutional Average yields and returns are calculated using data provided by iMoneyNet, an Informa Financial company.

                              SNAP Fund Semi-Annual Report | December 31, 2005 1

MESSAGE FROM THE PROGRAM MANAGER
--------------------------------------------------------------------------------

We are pleased to present the Semi-Annual Report for the Commonwealth Cash Reserve Fund, Inc. SNAP(R) Fund ("the Fund") for the six-month period ended December 31, 2005.

The Virginia SNAP Program continues to grow and prosper. In 2005, over 140 issuers of tax-exempt debt in the Commonwealth of Virginia turned to the Program to provide professional investment management services and compliance with the complex requirements of the Arbitrage Rebate Regulations. The growth in Program assets by over 13.4% to nearly 2.7 billion during the second half of the year is testament to the continued popularity of the Program.

In 2005, SNAP Fund shareholders enjoyed increasing investment returns as the Federal Open Market Committee (FOMC) raised the Target Fed Funds rate by 200 basis points (2.00%). Although rising interest rates can erode market value and may depress total returns, these effects are more intensely felt in longer duration portfolios. The short average maturity of the SNAP Fund portfolio helps insulate it from this effect and enables its yield to closely follow changes in short-term interest rates.

The rise in interest rates during the second half of 2005 was interrupted by the impact of one of the most devastating natural disasters to hit the United States. The double blow of Hurricanes Katrina and Rita initially caused widespread concern that supply disruptions and the devastation to the Gulf Coast would cause an economic slowdown and put downward pressure on interest rates. However, post-hurricane data shows that the economic impact to the U.S. economy, in total, will be short lived. Although it will take many more months, if not years, for the effected region to recover, there are minimal near-term implications on the nation's economy.

At year-end, the U.S. economy was continuing to show solid economic growth. The economy created nearly 1.0 million jobs during the second half of the year with job growth for the entire year totaling over 2.0 million. This pushed the unemployment rate down to 4.9% by year-end. In addition, the ISM Manufacturing Index, a leading indicator, showed that the manufacturing sector was continuing to expand at a substantial pace.

With the economy approaching full employment and the manufacturing sector showing solid growth, there is concern of higher inflation. So far, the Core Consumer Price Index has shown only modest growth with a year-over-year rate of 2.2%. However, food and energy prices rose faster and with more volatility than other consumer sectors. As shown on the accompanying chart, by year-end overall CPI had risen 3.4% versus 2004

                           Inflation (Year-over-Year)

                                  [LINE CHART]

                                        CPI        Core CPI
                                        ---        --------
                      December          3.4          2.2
                      January           3.5          2.1
                      February          4.3          2.1
                      March             4.7          2
                      April             3.6          2.1
                      May               3.2          2.1
                      June              2.5          2
                      July              2.8          2.2
                      August            3.5          2.2
                      September         3.1          2.3
                      November          3            2.4
                      December          3            2.3


2 SNAP Fund Semi-Annual Report | December 31, 2005

Investment Outlook and Strategy

The market widely expects at least two 0.25% increases in the Federal Funds Rate in 2006. However, market observers concur that additional tightening by the FOMC will be sensitive to the strength of the U.S. economy and will be carefully measured to balance growth targets and inflationary concerns. With most economic indicators pointing to a continued rise in short-term rates, PFM will seek to maintain a relatively short average maturity for the SNAP Fund so that the portfolio can quickly take advantage of higher yields.

PFM is committed to managing the SNAP Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. We look forward to continuing to work with public entities in Virginia to develop and implement effective investment strategies for the proceeds of their tax-exempt bonds.

Respectfully,

PFM Asset Management LLC

                              SNAP Fund Semi-Annual Report | December 31, 2005 3

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period(1)

                                          Six Months Ended
                                          December 31, 2005                             Year Ended June 30,
                                                                -------------------------------------------------------------------
                                             (unaudited)            2005          2004          2003        2002             2001
===================================================================================================================================
Net Asset Value, Beginning of Period         $      1.000       $    1.000     $    1.000   $    1.000   $    1.000      $    1.000
   Income From Operations
   Net Investment Income(2)                         0.018            0.020          0.010        0.016        0.031           0.062
-----------------------------------------------------------------------------------------------------------------------------------
   Total From Operations                            0.018            0.020          0.010        0.016        0.031           0.062
-----------------------------------------------------------------------------------------------------------------------------------
   Less Distributions
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income(2)                        (0.018)          (0.020)        (0.010)      (0.016)      (0.031)         (0.062)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                             (0.018)          (0.020)        (0.010)      (0.016)      (0.031)         (0.062)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period            $      1.000       $    1.000     $    1.000   $    1.000   $    1.000      $    1.000
===================================================================================================================================
   Total Return                                      1.86%            2.12%          1.06%        1.49%        2.56%           6.05%
===================================================================================================================================
   RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000s)       $  2,495,179       $1,900,619     $1,774,652   $2,223,704   $1,677,555      $1,569,792
   Ratio of Expenses to Average Net
    Assets(3)                                        0.08%(4)         0.13%          0.08%        0.08%        0.08%           0.10%
   Ratio of Net Investment Income to
    Average Net Assets                               3.70%(4)         2.09%          1.05%        1.46%        2.51%           5.85%
===================================================================================================================================

(1) Effective September 17, 2004, the Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP(R) Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund - SNAP Fund Series.

(2) Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

(3) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)   Annualized.

The accompanying notes are an integral part of these financial statements.

4 SNAP Fund Semi-Annual Report | December 31, 2005

STATEMENT OF NET ASSETS (unaudited)
--------------------------------------------------------------------------------
December 31, 2005

                                     Face
                                    Amount                Value
-------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (39.0%)
Bank of America
   4.31%       1/31/06         $  100,000,000       $   100,000,000
Barclays Bank
   4.23%       1/18/06             20,000,000            20,000,000
   4.31%(1)    4/18/06             15,000,000            14,998,551
Canadian Imperial Bank
   4.32%(1)    9/29/06             75,000,000            74,988,397
   4.75%       12/4/06             20,000,000            20,000,893
  CitiBank
   4.45%       3/20/06             15,000,000            15,000,000
CS First Boston
   4.22%       1/23/06             64,000,000            63,956,188
   4.33%       1/27/06             15,000,000            15,000,000
   4.39%(1)    7/18/06             20,000,000            20,004,999
   4.75%       11/7/06             20,000,000            20,000,000
Deutsche Bank
   4.33%       1/31/06             50,000,000            49,998,977
Dexia Credit Local (NY)
   4.33%        2/1/06            100,000,000           100,000,428
   4.36%        2/1/06             20,000,000            19,999,491
Royal Bank of Scotland
   4.28%       1/31/06             20,000,000            20,000,000
   4.23%(1)     4/5/06             40,000,000            39,995,358
   4.25%(1)    10/4/06             50,000,000            49,992,067
Societe Generale (NY)
   4.31%        2/1/06             90,000,000            90,000,731
   4.23%(1)     3/2/06             20,000,000            19,998,898
Svenska Handelsbanken (NY)
   4.27%        2/1/06            100,000,000           100,000,000
Wells Fargo Bank
   4.40%        1/6/06             20,000,000            20,000,000
   4.30%       1/25/06            100,000,000           100,000,000
                                                    ---------------
Total Certificates of Deposit                           973,934,978
                                                    ---------------
ASSET-BACKED COMMERCIAL PAPER (10.7%)
Amstel Funding Corporation
   4.30%       1/30/06            100,000,000            99,656,027
Sheffield Receivable Corporation
   4.31%       1/13/06             40,000,000            39,942,733
   4.31%       1/17/06             50,000,000            49,904,667
Yorktown Capital LLC
   4.32%       1/13/06             26,954,000            26,915,366
   4.31%       1/17/06             50,000,000            49,904,667
                                                    ---------------
Total Asset-Backed Commercial Paper                     266,323,460
===================================================================
The accompanying notes are an integral part of these financial statements


                              SNAP Fund Semi-Annual Report | December 31, 2005 5

STATEMENT OF NET ASSETS continued
--------------------------------------------------------------------------------
December 31, 2005

                                     Face
                                    Amount                Value
-------------------------------------------------------------------

COMMERCIAL PAPER (23.6%)
Atlantis One Funding
   4.31%     2/1/06            $   50,000,000       $    49,815,722
Bear Stearns Co.
   4.33%       1/20/06             15,000,000            14,965,879
CBA (DE)
   4.40%        2/7/06              9,275,000             9,233,342
CitiGroup
   4.25%       1/24/06             25,000,000            24,932,597
   4.29%       1/30/06             20,000,000            19,931,367
   4.30%       1/31/06             60,000,000            59,786,499
Danske Corp.
   4.25%       1/25/06             50,000,000            49,859,500
   4.33%       1/30/06             25,000,000            24,913,403
Goldman Sachs Group, Inc.
   4.33%(1)    7/14/06             90,000,000            90,000,000
Greyhawk Funding LLC
   4.25%       1/18/06             28,637,000            28,579,933
   4.26%       1/24/06             25,000,000            24,932,438
   4.22%       1/30/06             50,000,000            49,831,639
Morgan Stanley Dean Witter
   4.28%(1)    7/10/06             93,000,000            93,000,000
Ranger Funding Co.
   4.31%       1/18/06             50,000,000            49,898,708

                                                    ---------------
Total Commercial Paper                                  589,681,027
                                                    ---------------
CORPORATE NOTES (1.5%)
Bank of America
   4.31%       3/14/06             15,000,000            15,000,206
General Electric Capital Corporation
   3.53%       1/30/06             23,316,000            23,303,497
                                                    ---------------
Total Corporate Notes                                    38,303,703
                                                    ---------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (11.8%)
Fannie Mae Discount Notes
   4.25%        2/1/06             50,000,000            49,818,306
Fannie Mae Mortgage-Backed Security Discount Notes
   4.46%        4/3/06             81,400,000            80,502,564
   4.53%        4/3/06             25,917,000            25,626,730
   4.56%        4/3/06             25,090,000            24,807,110
Fannie Mae Notes
   4.20%(1)     5/9/06             15,000,000            14,998,422
   4.02%       7/12/06             12,370,000            12,321,434
   4.18%(1)    7/17/06             50,000,000            49,995,975
Fannie Mae Notes (Callable)
   4.16%       7/28/06              5,000,000             4,944,357
Freddie Mac Discount Notes
   4.21%        2/1/06             30,000,000            29,892,017
                                                    ---------------
Total U.S. Government & Agency Obligations              292,906,915
===================================================================
The accompanying notes are an integral part of these financial statements


6 SNAP Fund Semi-Annual Report | December 31, 2005

STATEMENT OF NET ASSETS continued
--------------------------------------------------------------------------------
                                                   Face
                                                   Amount             Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (18.4%)
Bear Stearns
   4.31%       1/3/06                        $   200,000,000     $  200,000,000
   (Dated 12/30/05, repurchase price $200,095,778,
   collateralized by Freddie Mac securities, 5% to 6%,
   maturing 11/1/35 to 12/1/35, market value $206,206,771)
Goldman Sachs
   4.30%       1/3/06                             50,000,000         50,000,000
   (Dated 12/30/05, repurchase price $50,023,889, collateralized by Fannie Mae securities, 5.5%, maturing 12/1/35, market
   value $50,999,127)
Morgan Stanley
   4.25%       1/3/06                            209,750,000        209,750,000
   (Dated 12/30/05, repurchase price $209,849,049,
   collateralized by Fannie Mae securities, 4.5% to 7%, maturing
   4/1/14 to 1/1/36, market value $127,429,100; and Freddie Mac securities, 4.5% to 7.5%, maturing 10/1/15 to 9/1/35, market value $87,182,249)
                                                                  -------------
Total Repurchase Agreements                                         459,750,000
                                                                  -------------
TOTAL INVESTMENTS (105.0%)                                        2,620,900,083
                                                                  -------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-5.0%)(2)             (125,720,941)
NET ASSETS (100.0%)                                               -------------
   Applicable to 2,495,179,142 outstanding shares of beneficial
   interest (3,000,000,000 shares authorized - no par value)     $2,495,179,142
                                                                 --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE          $  1.00
================================================================================

(1) Floating Rate or Variable Rate Obligation, rate shown is that which was in effect at December 31, 2005.
(2) Includes a $130,936,405 liability for securities purchased and not yet settled.

The accompanying notes are an integral part of these financial statements

                              SNAP Fund Semi-Annual Report | December 31, 2005 7

STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

                                                  Six-Months Ended        Year Ended
                                                    December 31,            June 30,
                                                        2005                 2005
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
  Interest Income                                $     38,185,936    $     39,751,688
-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
  Advisory Fees                                           704,939           1,494,288
  Transfer Agent Fees                                          --              26,627
  Banking Fees                                             60,655             288,679
  Audit Fees                                                8,250              23,126
  Legal Fees                                               36,872             206,745
  Directors Fees and Expenses                              28,600              55,400
  Registration and Filing Fees                              4,037              94,707
  Insurance, Rating and Other                             (55,934)            123,433
-------------------------------------------------------------------------------------
  Total Expenses                                          787,419           2,313,005
    Less Fee Waivers and Expense
     Reimbursements                                       (19,501)            (22,779)
-------------------------------------------------------------------------------------
  Net Expenses                                            767,918           2,290,226
-------------------------------------------------------------------------------------
  Net Investment Income                                37,418,018          37,461,462
-------------------------------------------------------------------------------------
  Net Realized (Loss) on Sale of Investments              (78,467)            (67,078)
-------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
    Operations                                   $     37,339,551    $     37,394,384
=====================================================================================


STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
                                                  Six-Months Ended        Year Ended
                                                    December 31,            June 30,
                                                        2005                 2005
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-------------------------------------------------------------------------------------
  Operations
    Net Investment Income                          $   37,418,018    $     37,461,462
         Net Realized (Loss) on Sale of Investments       (78,467)            (67,078)
-------------------------------------------------------------------------------------
    Net Increase in Net Assets                         37,339,551          37,394,384
-------------------------------------------------------------------------------------
  Distributions
    Net Investment Income, Net of Realized Loss       (37,339,551)        (37,394,384)
-------------------------------------------------------------------------------------
    Total Distributions                               (37,339,551)        (37,394,384)
-------------------------------------------------------------------------------------
  Capital Share Transactions (at $1.00 per share)
    Issued                                          1,768,008,796       2,502,800,762
    Redeemed                                       (1,210,787,992)     (2,414,228,774)
    Distributions Reinvested                           37,339,551          37,394,384
-------------------------------------------------------------------------------------
    Net Increase from Capital Share
     Transactions                                     594,560,355         125,966,372
-------------------------------------------------------------------------------------
    Total Increase in Net Assets                      594,560,355         125,966,372
-------------------------------------------------------------------------------------
Net Assets
    Beginning of Period                             1,900,618,787       1,774,652,415
    End of Period                                  $2,495,179,142    $  1,900,618,787
=====================================================================================

The accompanying notes are an integral part of these financial statements


8 SNAP Fund Semi-Annual Report | December 31, 2005

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

A. ORGANIZATION

      The Commonwealth Cash Reserve Fund, Inc. ("CCRF") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP(R) Fund ("SNAP Fund" or "the Fund"), the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio"). The SNAP Fund is a money market fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. The Prime Portfolio and the Federal Portfolio are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The SNAP Fund invests in short-term, high quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities, and by financial institutions and other U.S. companies. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies or instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund commenced operations on September 17, 2004 through an exchange of shares with the Evergreen Select Money Market Trust - SNAP Fund Series in the amount of $1,846,930,532.

      This semi-annual report represents the semi-annual report of only the SNAP Fund. The Prime Portfolio and the Federal Portfolio semi-annual report is presented separately and can be provided upon request by contacting CCRF.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies of the SNAP Fund are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1. Securities held are stated at amortized cost, which approximates fair value at December 31, 2005. It is the SNAP Fund's policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder's account by the purchase of additional shares of the SNAP Fund on the last day of each month.

                              SNAP Fund Semi-Annual Report | December 31, 2005 9

4. The Fund may invest cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the SNAP Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2005, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

C. FEES AND CHARGES

      In conjunction with the reorganization of the SNAP Fund into CCRF, CCRF entered into agreements with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the SNAP Fund. Prior to this, the Evergreen Investment Management Company, LLC ("EIMC") served as the investment advisor and administrator for the Fund and State Street Bank and Trust served as transfer agent for the Fund.

      Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. There were no administrative or transfer agent fees charged to the Fund by PFM during the six month period ended December 31, 2005.

      PFM Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is a wholly-owned subsidiary of PFM. The distribution agreement does not authorize the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale,promotion and distribution of Fund shares. Any payments made to the distributor shall be made only as determined from time to time by the Board of Directors. For the six month period ended December 31, 2005, the Fund did not make any payments to the Distributor.

      During the six month period ended December 31, 2005, the Fund incurred approximately $2,000 of legal expenses for services of a law firm of which the former Secretary of CCRF is a Partner.

      The Fund has entered into agreements with various service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

10 SNAP Fund Semi-Annual Report | December 31, 2005

D. GOVERNMENTAL ACCOUNTING STANDARDS

      Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of the Fund as of December 31, 2005 have been provided for the information of the Fund's shareholders.

      Credit Risk

      The Fund's investment policies are set forth in the Fund's Prospectus and Statement of Additional Information. The Fund may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

      As of December 31, 2005, the Fund was comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

                       S&P Rating         Percentage of Portfolio
                       ----------         -----------------------
                          AAA                     21.6%
                          A-1+                    57.9%
                          A-1                     11.3%
                          AA                       2.5%
                          AA-                      2.3%
                          A+                       4.4%

      The above ratings of the Fund include the ratings of collateral underlying repurchase agreements in effect at December 31, 2005.

      Concentration of Credit Risk

      The Fund may not purchase a security if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Fund may not buy the obligations of an issuer, other than those of the United States Government, its agencies and instrumentalities, if more than 5% of the it's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation does not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies or instrumentalities.

      Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not buy securities that cannot be freely sold for legal reasons. The Fund may not purchase securities of any

                             SNAP Fund Semi-Annual Report | December 31, 2005 11 other investment company if more than 10% of it's total assets would then be invested in investment companies. The Fund may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are: (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund's investment policy establishes certain additional restrictions on investments and limitations on portfolio composition.

      The Fund's investment policy provides that no more than 35% of its total assets may be invested in commercial paper, and no more than 5% of its total assets may be invested in commercial paper of any single issuer.

      The Fund's investment holdings at December 31, 2005 included the following issuers which individually represented greater than 5% of the Fund's total investment portfolio:

                     Issuer               % of Portfolio
                     ------               --------------
                 Morgan Stanley               11.6%
                   Fannie Mae                 10.0%
                  Bear Stearns                 8.2%
               Goldman Sachs Group             5.3%

      Interest Rate Risk

      The Fund's investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that: (1) the Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) any investment securities purchased by the Fund have remaining maturities of 397 days or less; and (3) further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

      The weighted average maturity of the Fund's entire portfolio at December 31, 2005 was 29.4 days. The fair value and weighted average maturity of the types of investments in which the Fund was invested at December 31, 2005 are as follows:

                                                                   Weighted
Type of Investments                           Fair Value       Average Maturity
-------------------                           ----------       ----------------
U.S. Government Agency Bonds                  $82,260,188         44.0 Days
U.S. Government Agency Discount Notes        $210,646,727         68.8 Days
Certificates of Deposit                      $973,934,978         38.5 Days
Corporate Notes                               $38,303,703         46.8 Days
Asset-Backed Commercial Paper                $266,323,460         20.9 Days
Commercial Paper                             $589,681,027         22.0 Days
Repurchase Agreements                        $459,750,000          3.0 Days

12 SNAP Fund Semi-Annual Report | December 31, 2005

CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD (unaudited)
--------------------------------------------------------------------------------

Name, Position Held with Fund,
(Served Since), Birthyear, Other            Principal Occupation(s) During the Past Five Years (Number of Portfolios
Directorships Held                          in Fund Complex Overseen by Director/ Officer/Advisory Board Member)
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Giles Dodd                                  Director of Finance, City of Greenville, South Carolina, 1993-1996; Retired
Director (1996)                             Director of Finance/Assistant City Manager, City of Virginia Beach; Past
Birthyear: 1926                             President of the Virginia Government Finance Officers Association; (3)
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Robert J. Fagg, Jr.                         Retired Director of the Annual Giving Program, Virginia Commonwealth
Director (1986)                             University, 1981-1998; (3)
Birthyear: 1940
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Robert R. Sedivy                            Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia,
Director (1996)                             1988-present; Past President Virginia Association of Independent Schools
Birthyear: 1946                             Financial Officers Group; (3)
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
OFFICERS AND AFFILIATED DIRECTORS
Jeffrey A. Laine                            President, Commonwealth Financial Group, Inc., (the CCRF Prime and
Director, President & Treasurer (1986)      Federal Porfolios' Former Distributor) 1994-present; President, Laine
Birthyear: 1957                             Financial Group, Inc., (an investment advisory firm) 1992-present; (3)
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Martin P. Margolis                          President, PFM Asset Management LLC (the Fund's investment adviser)
Director & Vice President (1996)            2001-present; Managing Director, Public Financial Management, Inc., (a
Birthyear: 1944                             financial advisory firm) 1986-present; (3)
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Jennifer L. Scheffel, Esq.                  Senior Managing Consultant, PFM Asset Management LLC, 2004 to present;
Secretary (2005)                            Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice
Birthyear: 1972                             President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to
Other directorships: None                   2004; PlusFunds Group, Inc., 2001 to 2002; Cozen & O'Conner, 2000 to
                                            2001; (3)
-----------------------------------------------------------------------------------------------------------------------
ADVISORY BOARD MEMBERS
Larry W. Davenport                          Chief Financial Officer, Hampton Roads Transit District, 2004-present
Advisory Board Member (1995)                Director of Finance, Southeastern Public Service Authority, Virginia, 1998-
Birthyear: 1946                             2004; (3)
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Christopher Martino                         Director of Finance, Prince William County, Virginia, February 1996-present;
Advisory Board Member (1996)                (3)
Birthyear: 1956
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Roger W. Mitchell, Jr.                      Director of Finance/Treasurer, Town of Culpeper, Virginia, 1991-2004; (3)
Advisory Board Member (1994)
Birthyear: 1960
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------
Clarence A. Robinson                        Director of Fiscal Affairs, City of Fredericksburg, 1986-present; (3)
Advisory Board Member (1998)
Birthyear: 1948
Other directorships: None
-----------------------------------------------------------------------------------------------------------------------

                             SNAP Fund Semi-Annual Report | December 31, 2005 13

VIRGINIA TREASURY BOARD AND SNAP PROGRAM ADVISORY BOARD
--------------------------------------------------------------------------------
(unaudited)

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of the SNAP Fund, but may be employees of Virginia governmental entities that participate in the SNAP Program. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the SNAP Fund.

         COMMONWEALTH OF                 SNAP(R) PROGRAM ADVISORY BOARD
    VIRGINIA TREASURY BOARD
                                   Terry S. Adams          Francis X. O'Leary
    J. Braxton Powell, Chair      John T. Atkinson           Rodney Oliver
       K. David Boyer, Jr.         Sheryl Bailey        C. William Orndoff, Jr.
       Kenneth N. Daniels          Reta R. Busher            Fred W. Parker
       Douglas W. Densmore      Barbara O. Carraway        Larry K.Pritchett
       Kenneth W. Thorson        Richard A. Cordle           John H. Tuohy
       David A. Von Moll         John J. Cusimano          Ronald H.Williams
       Wayne F. Wilbanks


14 SNAP Fund Semi-Annual Report | December 31, 2005

INFORMATION ABOUT THE FUND'S EXPENSES (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the SNAP Fund ("the Fund"), it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b1) fees, and other Fund expenses. The Fund does not charge their shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2005. This example illustrates the Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for the Fund to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare the Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.


       Expenses and Value of a $1,000 Investment in the SNAP Fund for the
                       Six Months Ended December 31, 2005
--------------------------------------------------------------------------------
                                                                       Expenses
                                        Beginning         Ending       Paid per
                                         Account       Account Value    $1,000
                                          Value         December 31,    During
                                       July 1, 2005        2005         Period*
--------------------------------------------------------------------------------
Based on Actual SNAP Fund Expenses      $1,000.00       $1,018.60       $0.39
and Returns
--------------------------------------------------------------------------------
Based on Actual SNAP Fund Expenses      $1,000.00       $1,024.82       $0.39
and a Hypothetical 5% Return Before
Expenses
--------------------------------------------------------------------------------

* Expenses are equal to the SNAP Fund's annualized expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

                             SNAP Fund Semi-Annual Report | December 31, 2005 15

Please note that the expenses shown in the preceding table above are meant to highlight your ongoing costs only and do not reflect any transaction costs. The "Expenses Paid per $1,000" column of the table is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge their shareholders transaction-based fees or distribution fees, however other funds used to compare to may charge transaction fees or distribution fees. If transaction or distribution fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

16 SNAP Fund Semi-Annual Report | December 31, 2005

--------------------------------------------------------------------------------
[GRAPHIC]
                                          Investment Advisor
                                          PFM Asset Management LLC
                                          One Keystone Plaza
                                          Suite 300
                                          North Front & Market Streets
                                          Harrisburg, Pennsylvania 17101-2044

                                          Distributor
                                          PFM Fund Distributors, Inc.
                                          One Keystone Plaza
                                          Suite 300
                                          North Front & Market Streets
                                          Harrisburg, Pennsylvania 17101-2044

                                          Custodian
                                          Wachovia Bank
                                          123 South Broad Street
                                          Philadelphia, PA 19109

                                          Transfer Agent
                                          PFM Asset Management LLC
                                          One Keystone Plaza
                                          Suite 300
                                          North Front & Market Streets
                                          Harrisburg, Pennsylvania 17101-2044

                                          Independent Registered Public
                                          Accounting Firm
                                          Ernst & Young LLP
                                          Two Commerce Square, Suite 4000
                                          2001 Market Street
                                          Philadelphia, Pennsylvania 19103

[LOGO]COMMONWEALTH                        Counsel
------------------                        Schulte Roth & Zabel LLP
CASH RESERVE FUND                         919 Third Avenue
                                          New York, NY 10022

Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, VA 22203
1-800-338-3383

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2005.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2005.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2005.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE EXCHANGE ACT.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2005.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)* /s/ Jeffrey A. Laine
                          ---------------------------
                          Jeffrey A. Laine, President

Date 3/10/2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey A. Laine
                          ---------------------------
                          Jeffrey A. Laine, President

Date 3/10/2006

By (Signature and Title)* /s/ Jeffrey A. Laine
                          ---------------------------
                          Jeffrey A. Laine, Treasurer

Date 3/10/2006

* Print the name and title of each signing officer under his or her signature.